Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fees and commissions receivable
Payment services	£ 445	£ 542
Lending (credit facilities)	302	542
Credit and debit card fees	219	290
Investment management, trustee and fiduciary services	132	138
Underwriting fees	124	100
Other	208	150
Total	1,430	1,762
Fees and commissions payable	(392)	(487)
Net fees and commissions	1,038	1,275
UK Personal Banking
Fees and commissions receivable
Payment services	129	154
Lending (credit facilities)	37	266
Credit and debit card fees	144	189
Investment management, trustee and fiduciary services	1	22
Other	34	36
Total	345	667
Fees and commissions payable	(141)	(301)
Net fees and commissions	204	366
Ulster Bank RoI
Fees and commissions receivable
Payment services	28	21
Lending (credit facilities)	6	18
Credit and debit card fees	10	10
Investment management, trustee and fiduciary services	1	2
Other	3	6
Total	48	57
Fees and commissions payable	(4)	(6)
Net fees and commissions	44	51
Commercial Banking
Fees and commissions receivable
Payment services	256	323
Lending (credit facilities)	199	204
Credit and debit card fees	60	84
Investment management, trustee and fiduciary services		3
Other	90	82
Total	605	696
Fees and commissions payable	(53)	(35)
Net fees and commissions	552	661
Private Banking
Fees and commissions receivable
Payment services	14	17
Lending (credit facilities)	2	1
Credit and debit card fees	4	6
Investment management, trustee and fiduciary services	113	91
Other	18	12
Total	151	127
Fees and commissions payable	(21)	(16)
Net fees and commissions	130	111
RBS International
Fees and commissions receivable
Payment services	9	12
Lending (credit facilities)	14	18
Credit and debit card fees	1	1
Investment management, trustee and fiduciary services	17	20
Other	3	3
Total	44	54
Fees and commissions payable	(1)	(1)
Net fees and commissions	43	53
NatWest Markets
Fees and commissions receivable
Payment services	9	15
Lending (credit facilities)	44	35
Underwriting fees	124	100
Other	100	88
Total	277	238
Fees and commissions payable	(201)	(190)
Net fees and commissions	76	48
Central items and other
Fees and commissions receivable
Other	(40)	(77)
Total	(40)	(77)
Fees and commissions payable	29	62
Net fees and commissions	£ (11)	£ (15)